EQUITY - Schedule of Capital Units (Details) - Limited Partner - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2017	Oct. 31, 2017	Feb. 28, 2017
Common Units
Capital Unit [Line Items]
Number of Units Issued	145,675		5,175,000
Offering Price	$ 22.785		$ 22.67
Net Proceeds	$ 3,275		$ 118,774
Golar’s Ownership after the Offering	31.82%		31.51%
Preferred Units
Capital Unit [Line Items]
Number of Units Issued		5,520,000
Offering Price		$ 25
Net Proceeds		$ 132,991
Golar’s Ownership after the Offering		31.51%